UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Senior Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:

/s/ Robert J. Lukaszewicz      Chicago, Illinois    2/6/08
--------------------------    -------------------  --------
       (Signature)               (City/State)       (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                  Name
-----------------                ----------------------
028-01190                        Frank Russell Company




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             46

Form 13F Information Table Value Total:   $ 13,004,721
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                                                 FORM 13F INFORMATION TABLE

                                                  INSTITUTIONAL CAPITAL LLC
                                                           FORM 13F
                                                          31-Dec-07

                                                                                                         Voting Authority
                                                                                                    --------------------------
                                                        Value     Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                Title of class CUSIP     (x$1000)   Prn Amt    Prn Call Dscretn Mgrs   Sole       Shared  None
--------------------------    -------------  --------- ---------- ---------- --- ---- ------- ----- ----------  ------ -------
ACE Ltd.                      ORD            G0070K103    178,328  2,886,500 SH        Sole           2,772,300        114,200
AT&T Inc.                     COM            00206R102    581,480 13,991,335 SH        Sole          13,623,129        368,206
American International Group  COM            026874107    397,251  6,813,911 SH        Sole           6,646,511        167,400
BP Plc                        SPONSORED ADR  055622104     43,379    592,850 SH        Sole             429,450        163,400
Bank of America Corp.         COM            060505104    168,948  4,094,712 SH        Sole           3,878,662        216,050
Bank of New York Mellon Corp. COM            064058100    213,307  4,374,634 SH        Sole           4,144,062        230,572
Bristol Myers Squibb Co.      COM            110122108    219,562  8,279,100 SH        Sole           8,097,900        181,200
CVS Caremark Corp.            COM            126650100    413,162 10,394,008 SH        Sole          10,141,908        252,100
Canon Inc.                    ADR            138006309     51,006  1,112,950 SH        Sole             805,400        307,550
Capital One Financial Corp.   COM            14040H105    210,163  4,446,955 SH        Sole           4,331,255        115,700
Cisco Systems Inc.            COM            17275R102    409,616 15,131,716 SH        Sole          14,819,466        312,250
Coca Cola Co.                 COM            191216100    353,901  5,766,677 SH        Sole           5,622,877        143,800
Covidien Ltd.                 COM            G2552X108    123,866  2,796,700 SH        Sole           2,650,400        146,300
Credit Suisse Group           SPONSORED ADR  225401108     43,813    729,000 SH        Sole             529,800        199,200
Du Pont (E.I.) DeNemours      COM            263534109    432,790  9,816,055 SH        Sole           9,583,305        232,750
Exxon Mobil Corporation       COM            30231G102    195,445  2,086,087 SH        Sole           1,976,437        109,650
General Electric Co.          COM            369604103    554,535 14,959,123 SH        Sole          14,604,273        354,850
Hess Corp.                    COM            42809H107     73,502    728,753 SH        Sole             690,253         38,500
Hewlett-Packard Co.           COM            428236103     69,933  1,385,359 SH        Sole           1,312,459         72,900
Honeywell International Inc.  COM            438516106    142,037  2,306,918 SH        Sole           2,185,768        121,150
Host Hotels & Resorts Inc.    COM            44107P104    100,465  5,895,857 SH        Sole           5,592,007        303,850
Intercontinental Hotels Group SPONS ADR NEW  45857P301    131,483  7,556,466 SH        Sole           7,433,338        123,128
International Paper           COM            460146103    137,499  4,246,432 SH        Sole           4,022,332        224,100
JPMorgan Chase & Co.          COM            46625H100    554,944 12,713,505 SH        Sole          12,369,105        344,400
Masco Corp.                   COM            574599106    205,910  9,528,465 SH        Sole           9,267,765        260,700
Merck & Co Inc.               COM            589331107    540,429  9,300,105 SH        Sole           9,069,305        230,800
Morgan Stanley                COM NEW        617446448    269,564  5,075,584 SH        Sole           4,941,622        133,962
Motorola Inc.                 COM            620076109    327,159 20,396,442 SH        Sole          19,910,842        485,600
Norfolk Southern Corp.        COM            655844108    375,856  7,451,548 SH        Sole           7,304,398        147,150
Novartis AG                   SPONSORED ADR  66987V109    609,948 11,230,861 SH        Sole          10,655,661        575,200
Occidental Petroleum          COM            674599105    452,909  5,882,703 SH        Sole           5,747,553        135,150
Pepsico Inc.                  COM            713448108    202,161  2,663,520 SH        Sole           2,524,450        139,070
Procter & Gamble Co.          COM            742718109    529,980  7,218,470 SH        Sole           7,051,120        167,350
Schering-Plough Corp          COM            806605101     59,562  2,235,800 SH        Sole           2,188,900         46,900
Taiwan Semiconductor          SPONSORED ADR  874039100     18,660  1,873,500 SH        Sole           1,360,000        513,500
Target Corp.                  COM            87612E106    240,033  4,800,651 SH        Sole           4,708,401         92,250
Texas Instruments             COM            882508104    374,582 11,215,018 SH        Sole          10,957,468        257,550
Textron Inc.                  COM            883203101    278,966  3,912,566 SH        Sole           3,825,516         87,050
Total S.A.                    SPONSORED ADR  89151E109    609,092  7,373,991 SH        Sole           6,903,391        470,600
Toyota Motor Corp.            SP ADR REP2COM 892331307     48,291    454,850 SH        Sole             327,300        127,550
Tyco Electronics Ltd.         COM NEW        G9144P105    236,919  6,380,800 SH        Sole           6,221,150        159,650
Viacom Inc.                   CL B           92553P201    206,509  4,701,941 SH        Sole           4,456,141        245,800
Vodafone Group PLC            SPONS ADR NEW  92857W209    488,470 13,088,700 SH        Sole          12,199,100        889,600
Wells Fargo and Co.           COM            949746101    363,811 12,050,723 SH        Sole          11,707,623        343,100
Wyeth                         COM            983024100    434,193  9,825,600 SH        Sole           9,620,550        205,050
XTO Energy                    COM            98385X106    331,302  6,450,592 SH        Sole           6,292,495        158,097
REPORT SUMMARY                 46                      13,004,721